RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction
Due to related parties	$ 1,072,335	$ 1,315,803
Due from Related Parties	0	47,135
HUANG Jian Cong
Related Party Transaction
Due to related parties	974,216	1,187,339
Other Affiliates of the Company
Related Party Transaction
Due to related parties	$ 98,119	128,464
Due from Related Parties		$ 47,135